United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—85.4%
		Aerospace/Defense—1.0%
$375,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$286,875
550,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	581,625
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	212,000
721,618	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	752,287
125,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	129,688
1,275,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	1,305,281
		TOTAL	3,267,756
		Automotive—5.2%
725,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	728,625
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	508,250
675,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	688,500
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	524,875
900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	995,625
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	371,875
1,175,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	957,625
1,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,064,525
300,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	327,144
525,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	576,805
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	705,250
1,225,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,145,375
1,175,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,292,500
925,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	848,688
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	412,500
1,225,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	1,368,937
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	510,625
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	405,469
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	408,750
516,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	580,500
725,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	793,875
1,700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,651,125
		TOTAL	16,867,443
		Building Materials—3.2%
625,000		Anixter International, Inc., 5.625%, 5/1/2019	657,812
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	329,250
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	275,000
500,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	543,750
975,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	1,056,656
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	860,000
1,200,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,206,000
575,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	625,313
1,025,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,119,812
325,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	363,188
175,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	185,063

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Building Materials—continued
$1,075,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	$1,147,562
1,025,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	1,066,000
725,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	804,750
		TOTAL	10,240,156
		Chemicals—1.7%
225,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	204,188
1,050,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,065,750
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	468,562
225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	225,563
600,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	675,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	358,719
600,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	579,000
425,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	300,687
675,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	691,875
541,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	589,690
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	384,533
		TOTAL	5,543,567
		Construction Machinery—0.7%
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	646,875
275,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	320,375
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,302,781
		TOTAL	2,270,031
		Consumer Products—3.6%
775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	783,719
825,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	903,375
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,018,125
925,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	994,375
725,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	801,125
75,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	84,563
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	462,188
256,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	279,040
1,175,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,180,887
1,350,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	1,328,062
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	262,969
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	100,625
525,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	536,812
700,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	733,250
200,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	208,000
200,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	228,750
1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,421,875
275,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	287,031
		TOTAL	11,614,771
		Energy—7.3%
650,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	60,125
800,000	[1,2]	Antero Resources Corp., Series 144A, 6.00%, 12/1/2020	804,000
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	274,313
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	258,750

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Energy—continued
$375,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	$413,438
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,160,812
1,150,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,219,000
750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	752,812
575,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	543,375
125,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	135,000
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	817,625
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	546,328
500,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	506,250
275,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	293,563
400,000		Concho Resources, Inc., 5.50%, 4/1/2023	416,000
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	415,313
24,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	27,240
200,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	217,500
1,150,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,279,375
325,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	351,000
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	821,062
750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	680,625
475,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	490,437
1,075,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,080,375
425,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	440,938
925,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	985,125
425,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	433,500
425,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	450,500
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	280,500
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	603,625
375,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	352,500
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,089,062
350,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	349,125
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	695,500
375,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	388,125
250,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	255,625
475,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	497,562
100,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	104,500
850,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	913,750
225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	251,438
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	267,500
250,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	261,250
425,000	[1,2]	W&T Offshore, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/15/2019	448,375
975,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,028,625
		TOTAL	23,661,443
		Entertainment—0.7%
850,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	966,875
375,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	416,250
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	770,000
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Entertainment—continued
$250,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	$275,625
		TOTAL	2,428,750
		Environmental—0.1%
450,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	471,375
		Financial Institutions—4.4%
75,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	90,656
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	586,625
600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	765,000
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	896,000
1,000,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,108,047
1,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	1,172,379
475,000		CIT Group, Inc., 5.00%, 5/15/2017	499,937
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,466,094
175,000		CIT Group, Inc., 5.375%, 5/15/2020	187,688
175,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	196,875
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	564,590
1,250,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,279,099
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	551,404
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	524,655
475,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	530,812
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,780,562
275,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	288,063
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	235,688
1,400,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,421,000
		TOTAL	14,145,174
		Food & Beverage—4.2%
1,700,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,746,767
325,000		Aramark Services, Inc., Floating Rate Note—Sr. Note, 3.813%, 2/1/2015	325,813
375,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	405,938
200,000		Constellation Brands, Inc., 4.625%, 3/1/2023	208,000
775,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	835,062
1,050,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,189,125
1,700,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,755,250
1,800,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	2,007,000
300,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	316,500
605,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	618,612
450,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	463,500
850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	903,125
475,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	542,687
2,250,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	2,283,750
		TOTAL	13,601,129
		Gaming—2.9%
825,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	862,125
779,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	804,804
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	481,500
75,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	74,438
1,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,241,281

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Gaming—continued
$900,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	$884,250
1,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,083,937
800,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	854,000
450,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	454,500
400,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	440,000
725,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	781,187
840,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	858,724
650,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	697,938
		TOTAL	9,518,684
		Health Care—9.3%
850,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	845,750
1,200,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	1,258,500
1,075,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	1,080,375
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	853,125
1,125,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,054,687
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	213,750
125,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	136,875
800,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	806,000
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	761,250
1,475,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,581,937
900,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	1,000,125
2,075,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	2,261,750
500,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	546,250
625,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	648,438
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	778,875
175,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	187,031
2,450,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,799,125
500,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	533,750
1,425,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,353,750
625,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	643,750
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,130,000
1,500,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,668,750
575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	638,969
900,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	1,062,000
700,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	696,500
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	969,063
550,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	573,375
1,750,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	1,815,625
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,435,156
825,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	886,875
		TOTAL	30,221,406
		Industrial-Other—3.0%
175,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	184,625
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	240,750
1,050,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,068,375
950,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	1,050,937
750,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	806,250

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Industrial-Other—continued
$675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	$691,875
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	721,000
625,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	575,000
400,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	426,000
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	547,313
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	309,000
90,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	103,050
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,115,312
750,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	817,500
950,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,027,188
72,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	80,730
		TOTAL	9,764,905
		Lodging—0.1%
300,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	330,000
		Media-Cable—1.2%
100,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	103,250
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	195,562
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	135,625
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,196,250
175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	181,563
1,275,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,372,219
600,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	619,500
		TOTAL	3,803,969
		Media-Non-Cable—5.6%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	655,500
1,575,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,397,812
800,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	808,000
300,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	300,000
1,150,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,132,750
150,000		Clear Channel Worldwide, Series WI-A, 7.625%, 3/15/2020	145,500
1,150,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,293,750
975,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	948,187
975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	1,074,937
592,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	643,800
1,175,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	20,563
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	726,375
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	750,750
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	806,250
975,000	[1,2]	Lamar Media Corp., Series 144A, 5.00%, 5/1/2023	982,312
200,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	213,750
375,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	411,563
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	364,000
575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	576,438
1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,332,000
825,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	827,063
925,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	943,500
725,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	793,875

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Media-Non-Cable—continued
$750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	$832,500
		TOTAL	17,981,175
		Metals & Mining—0.2%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
600,000	[1,2]	PVR Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	633,000
		TOTAL	633,060
		Packaging—3.6%
1,750,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,898,750
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	220,000
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	278,750
800,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	786,000
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	115,250
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	951,750
725,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	743,125
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	801,125
850,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	847,875
475,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	485,688
1,450,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,500,750
1,225,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,304,625
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	217,000
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	166,000
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,327,750
		TOTAL	11,644,438
		Paper—0.3%
75,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	81,750
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	165,375
600,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	631,500
		TOTAL	878,625
		Restaurants—1.2%
1,675,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,903,219
1,125,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	1,299,375
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.889%, 3/15/2014	575,000
		TOTAL	3,777,594
		Retailers—4.1%
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	941,375
1,025,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	945,562
875,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	859,688
1,650,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,666,500
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	623,875
1,250,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,360,937
150,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2018	163,313
1,225,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,258,687
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,477,375
375,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	399,375
325,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	353,438
550,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	614,625

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Retailers—continued
$1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	$1,433,437
300,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	306,750
775,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	806,000
		TOTAL	13,210,937
		Services—1.1%
850,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	892,500
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	982,812
750,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	772,500
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	628,375
425,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	445,188
		TOTAL	3,721,375
		Technology—12.1%
325,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	273,813
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	820,563
150,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	140,625
775,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	565,750
975,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	897,000
1,650,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,786,125
350,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	376,250
1,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,229,062
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,037,875
1,600,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,712,000
850,000		Emdeon, Inc., 11.00%, 12/31/2019	979,625
1,650,000		Epicor Software Corp., 8.625%, 5/1/2019	1,728,375
100,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	109,500
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	452,000
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	350,875
2,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,958,000
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,216,406
275,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	288,063
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	846,687
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,040,625
700,000		Iron Mountain, Inc., 5.75%, 8/15/2024	701,750
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	225,500
1,075,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,075,000
650,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	728,000
2,100,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	2,446,500
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,310,937
675,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	761,063
725,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	692,375
450,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	457,875
750,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	776,250
742,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	760,550
650,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	464,750
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	288,406
1,100,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,155,000
1,075,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,158,312

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Technology—continued
$1,025,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	$1,040,375
525,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	553,875
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	455,281
475,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	486,875
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	110,000
1,600,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,716,000
425,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	495,125
675,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	685,125
975,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	1,033,500
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	708,688
		TOTAL	39,096,331
		Transportation—0.4%
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	298,375
200,000	[1,2]	Hertz Corp., Series 144A, 5.875%, 10/15/2020	207,500
525,000	[1,2]	Hertz Corp., Series 144A, 6.25%, 10/15/2022	546,656
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	325,000
		TOTAL	1,377,531
		Utility-Electric—1.4%
540,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	599,400
550,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	566,500
600,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	613,500
325,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	364,000
164,645	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	135,781
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	418,125
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	860,250
100,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	103,875
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	615,250
275,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	204,875
		TOTAL	4,481,556
		Utility-Natural Gas—2.8%
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	585,750
750,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	794,062
700,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	763,000
675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	760,628
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	203,114
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,881,000
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	403,125
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	219,000
525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	573,563
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	184,625
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	301,125
162,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	174,960
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	272,500
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	587,219
696,000	[1,2]	Suburban Propane Partners LP, Series 144A, 7.375%, 8/1/2021	748,200
200,000		Targa Resources, Inc., 6.875%, 2/1/2021	220,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—continued
		Utility-Natural Gas—continued
$225,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	$245,250
		TOTAL	8,917,121
		Wireless Communications—3.3%
550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	610,500
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	249,750
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	866,000
1,500,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,601,250
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,008,188
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	379,750
2,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,716,875
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,681,750
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,142,375
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	348,000
		TOTAL	10,604,438
		Wireline Communications—0.7%
375,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	382,969
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	342,469
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,263,125
200,000	[1,2]	TW Telecom, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 10/1/2022	207,750
		TOTAL	2,196,313
		TOTAL CORPORATE BONDS (IDENTIFIED COST $267,098,973)	276,271,053
		COMMON STOCKS—5.3%
		Automotive—0.5%
190,787	[3]	Exide Technologies	551,374
7,068	[3]	General Motors Co.	182,920
1,774	[3]	Motors Liquidation Co.	34,593
112,032	[3]	Stoneridge, Inc.	552,318
47,717	[3]	Tower International, Inc.	374,579
		TOTAL	1,695,784
		Chemicals—0.3%
130,650	[3]	Ferro Corp.	374,966
88,281	[3]	Omnova Solutions, Inc.	655,045
		TOTAL	1,030,011
		Consumer Products—0.2%
30,093	[3]	Prestige Brands Holdings, Inc.	650,009
		Energy—0.3%
57,890	[3]	Basic Energy Services, Inc.	637,948
74,271	[3,5]	Forbes Energy Services Ltd.	109,401
50,000	[3]	Forbes Energy Services Ltd.	116,000
		TOTAL	863,349
		Gaming—0.2%
6,127		Wynn Resorts Ltd.	688,675
		Health Care—0.2%
278,502	[3]	Radnet, Inc.	676,760
		Industrial-Other—0.3%
55,391	[3]	International Wire Group Holdings, Inc.	997,038

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Media-Non-Cable—1.1%
373,288	[3]	Crown Media Holdings, Inc., Class A	$683,117
265,974	[3]	Cumulus Media, Inc., Class A	609,080
106,777	[3]	Entercom Communication Corp.	678,034
476,788	[3]	Entravision Communications Corp.	715,182
68,691		Interpublic Group of Cos., Inc.	743,237
		TOTAL	3,428,650
		Metals & Mining—0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging—0.4%
16,147		Greif, Inc., Class A	662,511
48,689		Sealed Air Corp.	818,949
		TOTAL	1,481,460
		Paper—0.7%
18,582	[3]	Clearwater Paper Corp.	738,634
123,175	[3]	Graphic Packaging Holding Co.	799,406
11,454		Rock-Tenn Co.	744,968
		TOTAL	2,283,008
		Retailers—0.2%
48,360	[3]	Express, Inc.	722,015
		Technology—0.7%
44,682		IGATE Capital Corp.	669,783
172,751	[3]	Kemet Corp.	763,559
55,501	[3]	Magnachip Semiconductor Corp.	699,313
		TOTAL	2,132,655
		Textile—0.2%
56,062		The Jones Group, Inc.	659,289
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,990,660)	17,308,703
		Preferred Stock—0.2%
		Finance-Commercial—0.2%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $170,344)	547,212
		WARRANTS—0.1%
		Automotive—0.1%
6,425	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	107,426
6,425	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	67,912
		TOTAL WARRANTS (IDENTIFIED COST $760,353)	175,338
		EXCHANGE-TRADED FUND—0.4%
		Financial Services—0.4%
22,773		iShares Russell 1000 Growth Fund (IDENTIFIED COST $1,392,154)	1,500,285
		MUTUAL FUNDS—5.6%[6]
1,162,086		Federated Bank Loan Core Fund	11,864,899
39,396		Federated InterContinental Fund, Institutional Shares	1,890,219
295		Federated Max-Cap Index Fund, Institutional Shares	4,257

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		MUTUAL FUNDS—continued[6]
4,309,706	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%	$4,309,706
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $18,423,880)	18,069,081
		TOTAL INVESTMENTS—97.0% (IDENTIFIED COST $312,836,364)[8]	313,871,672
		OTHER ASSETS AND LIABILITIES-NET—3.0%[9]	9,670,761
		TOTAL NET ASSETS—100%	$323,542,433
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $103,815,604, which represented 32.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2012, these liquid restricted securities amounted to $102,827,198, which represented 31.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010-2/28/2012	$789,844	$565,750
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-2/8/2011	$361,419	$286,875
CVC Claims Litigation LLC	3/26/1997-8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$164,645	$135,781
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	At November 30, 2012, the cost of investments for federal tax purposes was $313,211,294. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $660,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,485,650 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,825,272.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$276,250,430	$20,623[2]	$276,271,053
Equity Securities:
Common Stock
Domestic	17,199,302	—	109,401[2,3]	17,308,703
International	—	—	0	0
Preferred Stock
Domestic	—	547,212	—	547,212
Warrants	175,338	—	—	175,338
Exchange-Traded Fund	1,500,285	—	—	1,500,285
Mutual Funds	18,069,081	—	—	18,069,081
TOTAL SECURITIES	$36,944,006	$276,797,642	$130,024	$313,871,672
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $20,563 of a corporate bond security and $26,250 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Includes $463,889 of a domestic common stock security transferred from Level 1 to Level 3 because securities ceased trading during the period and fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. This transfer represents the value of the security at the beginning of the period.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013